INCOME TAXES - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jul. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Components of Deferred Tax Assets [Abstract]
Inventory cost capitalization and reserves			$ 4,789			$ 5,380
Other reserves and accruals			4,209			3,920
Federal net operating loss carryforwards			76,678			88,873
State net operating loss carryforwards			11,153			13,521
Alternative minimum tax carryforward			1,502			632
State income tax credit			10,100			10,100
Other			307			1,850
Total deferred assets			108,738			124,276
Valuation allowance	$ (21,984)	$ (35,906)	(109,690)	$ (114,172)	$ (120,232)	(126,392)	$ (94,952)	$ (68,701)
Net deferred tax assets			(952)			(2,116)
Liabilities
Other reserves and accruals			(940)			(1,109)
Basis difference in property, plant and equipment			(16,794)			(14,205)
Amortization of intangible assets			(23,261)			(17,620)
Other			(803)			(242)
Total deferred liabilities			(41,798)			(33,176)
Other reserves and accruals			3,269			2,811
Other			(496)			1,608
Total deferred assets and liabilities			66,940			91,100
Total			$ (42,750)			$ (35,292)